Capital and funding - Subsidiaries With Significant Non-Controlling Interests (HUL) (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of classes of share capital [line items]
Non-current assets		€ 57,694		€ 51,502
Current assets		17,401		16,157
Current liabilities		(24,778)		(20,592)
Non-current liabilities		(30,571)		(29,412)
Turnover		52,444		50,724		€ 51,980
Profit after tax		(6,621)		(6,073)		(6,026)
Total comprehensive income		9,977		3,836		6,569
Beginning balance		17,655		13,886		12,117
Other comprehensive income		3,356		(2,237)
Net gain arising from Horlicks acquisition	[1]			(4,848)
Other movements in equity		154	[2]	(232)	[2]	(125)
Ending balance		19,746		17,655		13,886
Non-controlling interests
Disclosure of classes of share capital [line items]
Profit after tax		(572)		(492)		(401)
Total comprehensive income		749		286		407
Beginning balance		2,389		694		720
Net gain arising from Horlicks acquisition	[1]			(1,918)
Other movements in equity		7	[2]	48	[2]	2
Ending balance		2,639		2,389		694
Subsidiaries with material non-controlling interests | Hindustan Unilever Limited
Disclosure of classes of share capital [line items]
Non-current assets		6,616		6,173
Current assets		1,454		1,258
Current liabilities		(1,212)		(1,127)
Non-current liabilities		(1,231)		(1,139)
Turnover		5,581		4,957
Profit after tax		(977)		(866)
Total comprehensive income		1,334		374
Net increase/(decrease) in cash and cash-equivalents		(176)		48
Subsidiaries with material non-controlling interests | Hindustan Unilever Limited | Non-controlling interests
Disclosure of classes of share capital [line items]
Profit after tax		(372)		(319)
Beginning balance		1,978		328
Other comprehensive income		(3)		3
Dividend paid to the non-controlling interest		326		392
Currency translation		(131)		192
Net gain arising from Horlicks acquisition		0		(1,918)
Other movements in equity		12		0
Ending balance		€ 2,146		€ 1,978		€ 328

[1]	Consideration for the Horlicks Acquisition included the issuance of shares in a group subsidiary, Hindustan Unilever Limited, which resulted in a net gain being recognised within equity. See note 21 for further details.
[2]	2021 includes a hyperinflation adjustment of €280 million and €82 million related to the Welly acquisition. 2020 includes €163 million paid for purchase of the non-controlling interest in Unilever Malaysia.